Financial risk management activities	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial risk management activities	Financial risk management activities
Fair value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1:    quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:    inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:    inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade, other receivables and other assets and trade and other payables
The carrying amounts approximate fair value due to their short-term nature.

Other investments
Listed equity investments classified as fair value through other comprehensive income (FVTOCI) are carried at fair value in level 1 of the fair value hierarchy and warrants classified as fair value through profit and loss (FVTPL) are carried at fair value in level 2 of the fair value hierarchy.
Borrowings
The rated bonds are carried at amortised cost and their fair values, in level 1 of the fair value hierarchy, are their closing market values at the reporting date which results in the difference noted in the table below. The interest rate on the remaining borrowings is reset on a short-term floating rate basis and accordingly the carrying amount is considered to approximate the fair value.

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Carrying amount	2,005	1,929	1,909
Fair value	1,802	2,085	2,011

Other financial assets and financial liabilities
The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:

Types of instruments:

Securities
		Jun	2022			Jun	2021			Dec	2021
	Unaudited				Unaudited				Unaudited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVOCI	15			15	147			147	116			116
Other equity securities FVTPL (1)		3		3
Deferred compensation asset			19	19			26	26			25	25

(1) Included in equity securities - FVTPL are warrants to purchase common shares in PureGold Mining Inc. (“PureGold”). The fair value of the warrants were less than $1m as at 30 June 2021 and 31 December 2021.

Level 2 Financial assets

The fair value measurements of the PureGold warrants as at 30 June 2022 have been categorised as Level 2 fair values based on observable market data other than quoted market prices. The warrants have been valued using the Black-Scholes Model which takes into account the following inputs:

•Volatility of the underlying asset (i.e. the PureGold shares);
•Strike price of the warrants;
•Canadian risk free interest rate; and
•Time to expiration.

The warrants have expiration dates of 25 November 2022 and 15 April 2023.

Level 3 financial assets

On 12 February 2020, AngloGold Ashanti announced that it had reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited (Harmony). The transaction closed on 30 September 2020. Consideration for the transaction is in cash and deferred payments, subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure.

The two components of the deferred compensation assets are calculated as follows:
a.$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021. Using a probability weighted calculation of unobservable market data and estimated with reference to expected underlying discounted cash flows a deferred compensation asset of $19m is being recognised in the statement of financial position as at 30 June 2022.

b.$20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) below the datum of current infrastructure. At transaction date this constituted 8.53 million ounces of reserves. The consideration is dependent on Harmony developing below infrastructure. The performance of this obligation is outside the influence of AngloGold Ashanti as it depends on Harmony’s future investment decisions. Under the conditions prevailing as at 30 June 2022, no portion of deferred compensation below infrastructure has been recognised.
Reconciliation of deferred compensation asset

A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

			As at	As at
			Jun	Dec
			2022	2021
US Dollar million			Unaudited	Unaudited
Opening balance			25	28
Unwinding of the deferred compensation asset			1	2
Changes in estimates - fair value adjustments (1)			(7)	(3)
Translation			—	(2)
Closing balance (2)			19	25

(1) Included in the Income Statement in Foreign exchange and fair value adjustments
(2) Included in the Statement of Financial Position in Non-current Trade, other receivables and other assets

Sensitivity analysis
The table below illustrates the impact if the weighted number of ounces used in the weighted probability calculation increases or decreases over the period calculated on the fair value of the deferred compensation asset.

	Percentage change in number of ounces	Change in deferred compensation asset $m	Percentage change in number of ounces	Change in deferred compensation asset $m
	Jun 2022		Dec 2021
Effect of changes in assumptions
Increase in number of ounces	+10%	2	+10%	3
Decrease in number of ounces	-10%	(2)	-10%	(3)
The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

Environmental obligations
Pursuant to environmental regulations in the countries in which we operate, in connection with plans for the eventual end-of-life of our mines, we are obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.

In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, we may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.
In Australia, since 2014, we have paid into a Mine Rehabilitation Fund an amount of AUD $9.6m for a current carrying value of the liability of AUD $127.6m. At Iduapriem, we have provided a bond comprising of a cash component of $10.8m with a further bond guarantee amounting to $38.8m issued by ABSA Bank Ghana Limited and Standard Chartered Bank Ghana Ltd for a current carrying value of the liability of $49.7m. At Obuasi, we have provided a bond comprising of a cash component of $21.54m with a further bank guarantee amounting to $30m issued by Stanbic Bank Ghana Limited and United Bank for Africa Ghana Limited (UBA) for a current carrying value of the liability of $193.3m. In some circumstances we may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.